CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Trade notes and accounts receivable, allowance for doubtful accounts	$ 5,965	¥ 496,000	¥ 398,000
Other non-current assets, allowance for doubtful accounts	$ 6,218	¥ 517,000	¥ 1,432,000
Common stock, authorized	480,000,000	480,000,000	480,000,000
Common stock, issued and outstanding	145,075,080	145,075,080	145,075,080
Treasury stock, shares	6,593,647	6,593,647	5,784,406